Cash and Cash Equivalents - Additional Information (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Oct. 03, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of financial assets [line items]
Cash and cash equivalents	$ 195,516	$ 8.5		$ 636		$ 933	$ 512
Canadian dollars [member]
Disclosure of financial assets [line items]
Cash and cash equivalents		$ 8.5			$ 0.0
US dollars [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	$ 187,000			$ 600
Bottom of range [member]
Disclosure of financial assets [line items]
Interest earned	3.00%
Top of range [member]
Disclosure of financial assets [line items]
Interest earned	5.50%
Tranche 1 investment [member]
Disclosure of financial assets [line items]
Cash and cash equivalents			$ 75,000